PROPERTY AND EQUIPMENT (Details) - CAD ($) $ in Thousands		Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment		$ 17,827	$ 28,794
Premise and ROU assets
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment		10,770	16,170
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment		4,858	8,411
Others
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	[1]	2,199	4,213
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment		83,619	91,635
Cost | Premise and ROU assets
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment		31,167	35,899
Cost | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment		25,646	27,959
Cost | Others
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	[1]	26,806	27,777
Accumulated Depreciation/Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment		(65,792)	(62,841)
Accumulated Depreciation/Amortization | Premise and ROU assets
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment		(20,397)	(19,729)
Accumulated Depreciation/Amortization | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment		(20,788)	(19,548)
Accumulated Depreciation/Amortization | Others
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	[1]	$ (24,607)	$ (23,564)

[1]	Others include, office equipment, furniture and fixture and lease hold improvements